Description of Business, Liquidity, and Capital Resources	12 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business, Liquidity, and Capital Resources

Note 1 - Description of Business, Liquidity, and Capital Resources

Description of Business

Akerna Corp., herein referred to as we, us, our or Akerna, through our wholly-owned subsidiaries MJ Freeway, LLC, or MJF, Trellis Solutions, Inc., or Trellis, and solo sciences, inc., or Solo provides enterprise software solutions that enable regulatory compliance and inventory management. Our proprietary, broad and growing suite of solutions are adaptable for industries in which interfacing with government regulatory agencies for compliance purposes is required, or where the tracking of organic materials from seed or plant to end products is desired. We develop products intended to assist states in monitoring licensed businesses' compliance with state regulations and to help state-licensed businesses operate in compliance with such law. We provide our commercial software platform, MJ Platform®, and Trellis®, to state-licensed businesses, and our regulatory software platform, Leaf Data Systems®, to state government regulatory agencies. Through our controlled subsidiary, solo sciences inc., we provide an innovative, next-generation solution for state and national governments to securely track product and waste throughout the supply chain with solo*TAG™. The integration of MJ Platform® and solo*CODE™ results in technology for consumers and brands that brings a consumer-facing mark designed to highlight the authenticity and signify transparency.

We consult with clients on a wide range of areas to help them successfully maintain compliance with state laws and regulations. We provide project-focused consulting services to clients who are initiating or expanding their cannabis business operations or are interested in data consulting engagements with respect to the legal cannabis industry. Our advisory engagements include service offerings focused on compliance requirement assessments, readiness and best practices, compliance monitoring systems, application processes, inspection readiness, and business plan and compliance reviews. We typically provide our consulting services to clients in emerging markets that are seeking consultation on newly introduced licensing regimes and assistance with the regulatory compliant build-out of operations.

Liquidity and Capital Resources

Since our inception, we have incurred recurring operating losses, used cash in operations, and relied on capital raising transactions to continue ongoing operations. Although we have continuing negative cash flow from operations, the cash outflow since the Mergers is partially attributable to approximately $4.1 million in costs incurred in connection with specific transactions, including the Mergers, acquisitions completed or expected to close within the next twelve months and the issuance of debt. We implemented a cost reduction initiative and achieved a reduction in cash used in operations in excess of $1.0 million between the third and fourth quarters of fiscal year 2020. Subsequent to year end we implemented phase two of that initiative, the cost-cutting measures included reduction in headcount, as our business has matured we have been able to streamline our operations, we also determined to forego certain costs, which have not historically yielded sufficient returns. On June 8, 2020, we authorized a new series of senior secured convertible notes with net proceeds of $13.8 million after debt issuance costs. We anticipate our current cash balances will be sufficient to meet the working capital requirements for the next twelve months.

From time to time, we may pursue various strategic business opportunities. These opportunities may include investment in or ownership of additional technology companies through direct investments, acquisitions, joint ventures, and other arrangements. We can provide no assurance that we will successfully identify such opportunities or that, if we identify and pursue any of these opportunities, any of them will be consummated. Consequently, we may raise additional equity or debt capital or enter into arrangements to secure the necessary financing to fund the completion of such strategic business opportunities, although no assurance can be provided that we will be successful in completing a future capital raise. The sale of additional equity could result in additional dilution to our existing stockholders, and financing arrangements may not be available to us, or may not be available in sufficient amounts or on acceptable terms. Our future operating performance will be subject to future economic conditions and to financial, business, and other factors, many of which are beyond our control.